Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue
Revenue from contracts with customers	€ 4,355,504	€ 4,319,418
Revenue from insurance contracts	503,360	382,930
Revenue from lease contracts	22,590	22,174
Revenue	4,881,454	4,724,522
Health care services
Revenue
Revenue from contracts with customers	3,276,313	3,365,334
Revenue from insurance contracts	503,360	382,930
Revenue	3,779,673	3,748,264
Health care products
Revenue
Revenue from contracts with customers	1,079,191	954,084
Revenue from lease contracts	22,590	22,174
Revenue	€ 1,101,781	€ 976,258